Income Tax - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2017
Income Tax [Line Items]
Statutory tax rate	30.60%	30.20%	30.40%
Corporate income tax rate	21.00%	21.00%	21.00%
Remeasurement of deferred taxes resulted in tax income	€ 100
Deferred tax liabilities	3,807	€ 5,804
Deferred tax liabilities deferred income adjustment	€ (2,000)
Percentage on limitation on tax loss carryforwards after prior period	80.00%
Percentage on limitation on tax loss carryforwards before prior period					100.00%
Current income tax	€ 9	7,790	€ 0
Profit	(198,436)	21,346	(96,994)
Accumulated tax losses, no deferred tax assets beyond offsetting amounts for deferred tax liabilities	493,500	301,700
Current tax liabilities, current	2,318	2,008
Prior period income tax refund from income tax prepayments	4,700
Income tax paid	9,163	13,098	2,960
Deferred tax assets	0	0
Deferred tax liabilities	3,807	5,804
Immatics Biotechnologies GmbH [Member]
Income Tax [Line Items]
Current income tax		0	7,800	€ 0
Immatics N V [Member]
Income Tax [Line Items]
Profit		€ 0
Immatics N V [Member] | Immatics N.V. [Member]
Income Tax [Line Items]
Profit	0		0
Immatics N V, Immatics Biotechnologies GmbH and Immatics US Inc [Member]
Income Tax [Line Items]
Current income tax	€ 0		0
Current tax liabilities, current			€ 0
GERMANY
Income Tax [Line Items]
Statutory tax rate	15.00%
Corporate income tax rate	10.00%	70.00%
Trade tax rate		60.00%
CorporateTax | GERMANY | Immatics Biotechnologies GmbH [Member]
Income Tax [Line Items]
Percentage Of Pretax Income Subject To Income Tax		30.00%
Trade Tax | GERMANY | Immatics Biotechnologies GmbH [Member]
Income Tax [Line Items]
Percentage Of Pretax Income Subject To Income Tax		40.00%
Indefinite Tax Losses Carryforward [Member]
Income Tax [Line Items]
Tax effect of tax losses	€ 493,500	€ 301,700
Twenty Six Year Tax Losses Carryforward [Member]
Income Tax [Line Items]
Tax effect of tax losses	€ 26,000